THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021

		Fair
Shares		Value
COMMON STOCK - 98.0%
Apparel & Textile Products - 1.1%
12,000	NIKE, Inc.	$1,617,360

Asset Management - 1.8%
4,000	BlackRock, Inc.	2,778,000

Banking - 4.7%
100,385	Bank of America Corp.	3,484,363
24,800	JPMorgan Chase & Co.	3,649,816
		7,134,179
Beverages - 1.5%
5,200	Monster Beverage Corp. *	456,248
14,200	PepsiCo, Inc.	1,834,498
		2,290,746
Biotech & Pharmaceuticals - 6.5%
11,900	Amgen, Inc.	2,676,548
7,000	Bristol-Myers Squibb Co.	429,310
18,500	Johnson & Johnson	2,931,510
27,900	Merck & Co., Inc.	2,026,098
54,500	Pfizer, Inc.	1,825,205
		9,888,671
Chemicals - 2.5%
2,700	Air Products & Chemicals, Inc.	690,174
3,900	Ecolab, Inc.	816,504
8,500	LyondellBasell Industries NV	876,265
2,100	Sherwin-Williams Co.	1,428,714
		3,811,657
Construction Materials - 0.3%
3,000	Vulcan Materials Co.	500,970

Diversified Industrials - 1.3%
10,000	Honeywell International, Inc.	2,023,500

E-Commerce Discretionary - 5.0%
2,475	Amazon.com, Inc. *	7,655,002

Electric Utilities - 1.8%
9,400	Dominion Energy, Inc.	642,208
2,250	Duke Energy Corp.	192,578
14,200	NextEra Energy, Inc.	1,043,416
13,750	Southern Co.	779,900
		2,658,102
		Fair
Shares		Value
Entertainment Content - 1.9%
17,500	Activision Blizzard, Inc.	$1,673,175
6,350	Walt Disney Co. *	1,200,404
		2,873,579
Healthcare Facilities & Services - 2.5%
11,500	UnitedHealth Group, Inc.	3,820,530

Home Construction - 1.7%
50,000	Masco Corp.	2,661,000

Household Products - 1.4%
17,800	Procter & Gamble Co.	2,198,834

Institutional Financial Services - 4.4%
2,600	Goldman Sachs Group, Inc.	830,648
29,150	Intercontinental Exchange, Inc.	3,215,537
35,000	Morgan Stanley	2,690,450
		6,736,635
Insurance - 1.5%
9,550	Berkshire Hathaway, Inc. *	2,296,871

Internet Media & Services - 10.1%
3,350	Alphabet, Inc. - Class A *	6,773,399
10,500	Facebook, Inc. *	2,705,010
8,250	Netflix, Inc. *	4,445,512
20,000	Twitter, Inc. *	1,541,200
		15,465,121
Leisure Facilities & Services - 1.6%
5,600	Domino’s Pizza, Inc.	1,940,456
2,600	McDonald’s Corp.	535,964
		2,476,420
Medical Equipment & Devices - 5.6%
14,750	Abbott Laboratories	1,766,755
5,000	Danaher Corp.	1,098,350
6,900	Medtronic PLC	807,093
10,450	Stryker Corp.	2,536,110
5,245	Thermo Fisher Scientific, Inc.	2,360,670
		8,568,978
Oil & Gas Producers - 2.6%
12,500	Chevron Corp.	1,250,000
9,000	Exxon Mobil Corp.	489,330
18,000	Phillips 66	1,494,900
9,700	Valero Energy Corp.	746,706
		3,980,936

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

		Fair
Shares		Value
COMMON STOCK - 98.0% (Continued)
REITS - 1.5%
5,000	Alexandria Real Estate Equities, Inc.	$798,450
2,900	American Tower Corp.	626,777
3,700	Public Storage	865,578
		2,290,805
Retail - Consumer Staples - 3.4%
6,000	Costco Wholesale Corp.	1,986,000
24,300	Walmart, Inc.	3,157,056
		5,143,056
Retail - Discretionary - 2.7%
9,900	Home Depot, Inc.	2,557,566
23,050	TJX Cos., Inc.	1,521,069
		4,078,635
Semiconductors - 2.0%
24,100	Intel Corp.	1,464,798
11,250	QUALCOMM, Inc.	1,532,137
		2,996,935
Software - 11.9%
10,000	Adobe, Inc. *	4,596,700
34,200	Microsoft Corp.	7,947,396
19,000	Oracle Corp.	1,225,690
20,700	salesforce.com, Inc. *	4,481,550
		18,251,336
Specialty Finance - 0.6%
8,000	Capital One Financial Corp.	961,520

Technology Hardware - 6.4%
69,000	Apple, Inc.	8,366,940
30,750	Cisco Systems, Inc.	1,379,752
		9,746,692
		Fair
Shares		Value
Technology Services - 5.8%
6,000	PayPal Holdings, Inc. *	$1,559,100
34,000	Visa, Inc.	7,221,260
		8,780,360
Telecommunications - 0.5%
15,000	Verizon Communications, Inc.	829,500

Transportation & Logistics - 2.5%
5,700	FedEx Corp.	1,450,650
4,500	Union Pacific Corp.	926,820
9,000	United Parcel Service, Inc.	1,420,470
		3,797,940
Wholesale - Consumer Staples - 0.9%
17,500	Sysco Corp.	1,393,525

TOTAL COMMON STOCK (Cost - $58,254,913)		149,707,395

MONEY MARKET FUND - 2.0%
3,067,136	BlackRock Liquidity Funds Treasury
	Trust Fund - Institutional Shares, 0.03% (a)	3,067,136
TOTAL MONEY MARKET FUND (Cost - $3,067,136)		3,067,136

TOTAL INVESTMENTS - 100.0% (Cost - $61,322,049)		$152,774,531
Other assets less liabilities - 0.0% ^		74,227
TOTAL NET ASSETS - 100.0%		$152,848,758

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Money market fund; interest rate reflects seven-day effective yield on February 28, 2021.

^	Represents less than 0.05%.

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021

Principal		Fair
Amount		Value
CORPORATE BONDS - 70.7%
Aerospace / Defense - 2.0%
	Boeing Co.
$250,000	2.25%, due 6/15/2026	$252,740
1,000,000	3.25%, due 3/1/2028	1,032,090
	General Dynamics Corp.
500,000	2.25%, due 11/15/2022	514,074
		1,798,904
Apparel & Textile Products - 1.2%
	Ralph Lauren Corp.
1,000,000	3.75%, due 9/15/2025	1,104,934

Banking - 14.6%
	Bank of America Corp.
500,000	4.183%, due 11/25/2027	565,127
1,250,000	2.884%, due 10/22/2030 *	1,315,848
	Citigroup, Inc.
500,000	4.45%, due 9/29/2027	575,105
	JPMorgan Chase & Co.
1,000,000	3.875%, due 9/10/2024	1,101,981
1,000,000	3.125%, due 1/23/2025	1,077,202
500,000	3.30%, due 4/1/2026	548,361
	Mitsubishi UFJ Financial Group, Inc.
1,500,000	3.195%, due 7/18/2029	1,624,375
	PNC Financial Services Group, Inc.
500,000	3.45%, due 4/23/2029	559,128
	Sumitomo Mitsui Financial Group, Inc.
1,500,000	2.13%, due 7/8/2030	1,495,496
	US BanCorp.
500,000	3.60%, due 9/11/2024	549,303
500,000	3.10%, due 4/27/2026	545,105
	Wells Fargo & Co.
2,000,000	3.45%, due 2/13/2023	2,118,912
1,000,000	3.00%, due 2/19/2025	1,072,246
		13,148,189
Beverages - 3.1%
	Anheuser-Busch InBev Worldwide, Inc.
2,000,000	4.00%, due 4/13/2028	2,265,577
	Coca-Cola Co.
500,000	2.55%, due 6/1/2026	538,522
		2,804,099
Biotech & Pharmaceuticals - 1.5%
	Merck & Co., Inc.
1,000,000	2.80%, due 5/18/2023	1,055,104
	Pfizer, Inc.
250,000	2.75%, due 6/3/2026	270,653
		1,325,757
Cable & Satellite - 1.1%
	TCI Communications, Inc.
750,000	7.875%, due 2/15/2026	984,336

Chemicals - 2.7%
	Air Products & Chemicals, Inc.
500,000	2.75%, due 2/3/2023	522,768
	DuPont de Nemours, Inc.
1,250,000	4.205%, due 11/15/2023	1,369,776
	Linde, Inc.
500,000	2.45%, due 2/15/2022	507,775
		2,400,319
Principal		Fair
Amount		Value
Electric Ultilities - 2.7%
	Duke Energy Florida LLC
$250,000	3.10%, due 8/15/2021	$251,451
	Georgia Power Co.
2,000,000	3.25%, due 3/30/2027	2,186,652
		2,438,103
Entertainment - 2.1%
	TWDC Enterprises 18 Corp.
300,000	3.15%, due 9/17/2025	327,903
	Walt Disney Company
1,500,000	2.65%, due 1/13/2031	1,564,088
		1,891,991
Food - 2.2%
	Hershey Co.
1,000,000	1.70%, due 6/1/2030	986,274
	Hormel Foods Corp.
1,000,000	1.80%, due 6/11/2030	983,561
		1,969,835
Healthcare Facilities & Services - 1.3%
	CVS Health Corp.
1,000,000	4.30%, due 3/25/2028	1,148,742

Household Products - 0.6%
	Kimberly-Clark Corp.
500,000	2.40%, due 3/1/2022	511,087

Institutional Financial Services - 4.9%
	Bank of New York Mellon Corp.
1,000,000	3.25%, due 5/16/2027	1,107,022
	Goldman Sachs Group, Inc.
500,000	3.625%, due 1/22/2023	530,021
500,000	3.85%, due 1/26/2027	557,090
	Morgan Stanley
1,000,000	3.625%, due 1/20/2027	1,119,251
1,000,000	3.95%, due 4/23/2027	1,127,027
		4,440,411
Insurance - 2.4%
	American International Group, Inc.
1,000,000	3.90%, due 4/1/2026	1,119,611
	Berkshire Hathaway Finance Corp.
550,000	1.85%, due 3/12/2030	552,438
	MetLife, Inc.
500,000	3.00%, due 3/1/2025	541,602
		2,213,651
Machinery - 1.4%
	Deere & Co.
1,000,000	5.375%, due 10/16/2029	1,275,035

Medical Equipment & Devices - 1.1%
	Stryker Corp.
1,000,000	1.95%, due 6/15/2030	984,637

Oil & Gas Producers - 4.0%
	BP Capital Markets PLC
1,000,000	2.75%, due 5/10/2023	1,052,965
1,000,000	3.535%, due 11/4/2024	1,100,744
500,000	3.017%, due 1/16/2027	531,638
	Occidental Petroleum Corp.
1,000,000	3.40%, due 4/15/2026	972,190
		3,657,537

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal		Fair
Amount		Value
CORPORATE BONDS - 70.7% (Continued)
REIT - 1.8%
	Simon Property Group LP
1,000,000	3.50%, due 9/1/2025	$1,087,935
500,000	3.375%, due 6/15/2027	549,286
		1,637,221
Retail - Consumer Staples - 0.3%
	Target Corp.
250,000	2.50%, due 4/15/2026	267,963

Retail - Discretionary - 3.4%
	Home Depot, Inc.
750,000	2.95%, due 6/15/2029	811,939
	Lowe’s Cos., Inc.
1,000,000	3.10%, due 5/3/2027	1,100,142
	TJX Cos., Inc.
1,000,000	3.875%, due 4/15/2030	1,141,098
		3,053,179
Semiconductors - 4.3%
	Intel Corp.
500,000	2.45%, due 11/15/2029	522,394
1,000,000	3.90%, due 3/25/2030	1,157,693
	NVIDIA Corp.
1,250,000	2.85%, due 4/1/2030	1,338,362
	Texas Instruments, Inc.
800,000	2.25%, due 9/4/2029	821,632
		3,840,081
Software - 1.8%
	Oracle Corp.
500,000	3.40%, due 7/8/2024	542,546
500,000	2.95%, due 4/1/2030	535,629
500,000	3.25%, due 5/15/2030	543,712
		1,621,887
Technology Hardware - 5.2%
	Apple, Inc.
1,000,000	2.90%, due 9/12/2027	1,087,430
1,500,000	1.65%, due 5/11/2030	1,463,701
	Cisco Systems, Inc.
1,000,000	1.85%, due 9/20/2021	1,007,380
1,000,000	3.50%, due 6/15/2025	1,111,094
		4,669,605
Telecommunications - 4.4%
	AT&T, Inc.
2,000,000	4.35%, due 3/1/2029	2,297,998
	Verizon Communications, Inc.
1,000,000	5.15%, due 9/15/2023	1,115,920
500,000	4.15%, due 3/15/2024	546,054
		3,959,972
Principal		Fair
Amount		Value
Transportation - 0.6%
	Union Pacific Corp.
$500,000	2.75%, due 4/15/2023	$520,827

TOTAL CORPORATE BONDS (Cost - $61,427,167)		63,668,302

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.7%
Government Agencies - 25.7%
	Fannie Mae Pool
1,091,007	3.00%, due 8/1/2029	1,154,742
763,375	3.00%, due 12/1/2029	805,176
1,463,761	3.00%, due 2/1/2030	1,550,907
	Federal Farm Credit Banks Funding Corp.
2,000,000	2.35%, due 8/14/2024	2,130,860
500,000	3.10%, due 12/6/2024	548,357
750,000	2.62%, due 11/17/2025	814,388
1,000,000	2.875%, due 1/18/2028	1,118,639
2,000,000	3.15%, due 4/3/2028	2,275,693
1,500,000	3.73%, due 9/20/2028	1,528,686
2,000,000	3.27%, due 3/22/2029	2,062,070
	Federal Home Loan Banks
2,000,000	2.75%, due 12/13/2024	2,169,646
1,000,000	2.625%, due 9/12/2025	1,086,147
1,000,000	2.60%, due 12/4/2025	1,086,382
500,000	2.70%, due 12/29/2025	546,857
1,000,000	3.25%, due 9/8/2028	1,133,475
3,000,000	3.40%, due 3/14/2029	3,096,641
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $21,688,041)		23,108,666

Shares
MONEY MARKET FUND - 2.8%
	BlackRock Liquidity Funds Treasury
2,494,218	Trust Fund - Institutional Shares, 0.03% (a)	2,494,218
TOTAL MONEY MARKET FUND (Cost - $2,494,218)

TOTAL INVESTMENTS - 99.2% (Cost - $85,609,426)		$89,271,186
Other assets less liabilities - 0.8%		732,044
TOTAL NET ASSETS - 100.0%		$90,003,230

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Variable rate security. Interest rate as of February 28, 2021.

(a)	Money market fund; interest rate reflects seven-day effective yield on February 28, 2021.

THE NORTH COUNTRY FUNDS
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021

The following is a summary of significant accounting policies followed by the Trust in preparation of the Schedule of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2021 for the Funds’ assets measured at fair value:

North Country Equity Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$149,707,395	$—	$—	$149,707,395
Money Market Fund	3,067,136	—	—	3,067,136
Total	$152,774,531	$—	$—	$152,774,531

North Country Intermediate Bond Fund

Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$63,668,302	$—	$63,668,302
U.S. Government Agency Obligations	—	23,108,666	—	23,108,666
Money Market Fund	2,494,218	—	—	2,494,218
Total	$2,494,218	$86,776,968	$—	$89,271,186

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the period.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at February 28, 2021, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Equity Growth	$61,321,694	$91,933,360	$(480,523)	$91,452,837
Intermediate Bond	85,609,426	4,251,911	(590,151)	3,661,760